ACQUISITIONS - Schedule of Allocations of the Purchase Price (Details) - USD ($)		12 Months Ended
	Dec. 09, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination, Consideration Transferred
Contingent consideration		$ 1,711,000	$ 0	$ 0
Assets and liabilities assumed:
Goodwill		7,443,569	$ 0
MaxDelivery LLC
Business Combination, Consideration Transferred
Cash consideration	$ 4,000,000	4,000,000
Equity consideration	3,000,000	3,000,000
Contingent consideration	$ 1,711,000	1,711,000
Total purchase price consideration		8,711,000
Assets and liabilities assumed:
Accounts receivable		78,980
Other current assets		186,162
Fixed assets		385,243
Intangible assets		1,350,000
Goodwill		7,443,569
Total acquired assets		9,443,954
Accounts payable		(585,702)
Other current liabilities		(147,252)
Total allocation of purchase price consideration		8,711,000
MaxDelivery LLC | Customer Relationships
Assets and liabilities assumed:
Total allocation of purchase price consideration		800,000
MaxDelivery LLC | Trademarks And Technology
Assets and liabilities assumed:
Total allocation of purchase price consideration		$ 550,000